Restructuring - Accrual Activity recorded on Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 68.6	$ 40.4
Costs incurred	58.9	81.5
Cash payments and other	(54.1)	(53.3)
Ending balance	$ 73.4	$ 68.6